Schedule of Reconciles Singapore Statutory Rates (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Profit before income taxes	$ (24,651)	$ (33,313)	$ 210,917
Singapore statutory income tax rate	17.00%	17.00%	17.00%
Non-deductible depreciation	(70.00%)	(70.00%)	9.00%
Non-deductible professional fees	(467.00%)	(467.00%)	62.00%
Other non-deductible expenses	(39.00%)	(39.00%)	5.00%
Tax rebate and exemption	67300.00%	67300.00%	(26.00%)
Effective tax rate	114.00%	114.00%	67.00%